TROUBLED DEBT RESTRUCTURINGS (Tables)	12 Months Ended
Dec. 31, 2014
Troubled Debt Restructuring, Debtor, Current Period [Abstract]
Troubled Debt Restructurings On Financing Receivables Modifications [Table Text Block]
The following table summarizes information relative to loan modifications determined to be troubled debt restructurings during the twelve months ended December 31, 2013.

		Outstanding	Unpaid
(Dollar amounts in thousands)	Number	Recorded	Principal
	of TDRs	Investment	Balance
December 31, 2013
Commercial real estate, 1-4 family	1	713	713
Commercial real estate, other	2	1,228	1,228
Total	3	$1,941	$1,941